Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Note 9.  Property, Plant and Equipment

Property, plant and equipment consist of the following as of:

	December 31,
(In thousands)	2019	2018
Land	$22	$22
Building and improvements	2,655	2,320
Leasehold improvements	2,567	2,101
Machinery and equipment	14,532	13,307
Advertising structures	18,650	17,913
Furniture and fixtures	8,949	5,453
Gross property, plant and equipment	47,375	41,116
Accumulated depreciation	(17,007)	(13,375)
Net property, plant and equipment	$30,368	$27,741